RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands		12 Months Ended
	Jan. 10, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$) EquityInstruments	Dec. 31, 2021 BRL (R$) EquityInstruments	Dec. 31, 2020 BRL (R$) EquityInstruments
RELATED PARTY TRANSACTIONS
Cost of social charges, related to the management		R$ 20,455	R$ 23,266	R$ 27,830
Key Management personnel (Board of Directors and executive officers)
RELATED PARTY TRANSACTIONS
Key management salaries, variable compensation and benefits		42,164	61,747	33,773
Contributions to management's defined contribution pension plans		2,040	1,932	1,416
Key management long-term incentive plans		R$ 19,548	R$ 19,637	R$ 19,328
Key Management personnel (Board of Directors and executive officers) | Restricted and Performance Shares
Restricted shares granted to Management
Balance, beginning of year | EquityInstruments		3,712,436	6,456,248	6,717,872
Granted | EquityInstruments		840,496	709,990	733,218
Exercised | EquityInstruments		(1,135,503)	(3,453,802)	(937,325)
Cancelled | EquityInstruments		(2,262)		(64,112)
Others | EquityInstruments				(6,595)
Balance, end of year | EquityInstruments		3,415,166	3,712,436	6,456,248
Brasil ao Cubo Construcao modular Ltda
RELATED PARTY TRANSACTIONS
Other non-current assets related party transaction		R$ 140,988	R$ 91,666
Value of equity interest acquired	R$ 37
Percentage of equity interests acquired	44.66%
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
RELATED PARTY TRANSACTIONS
Contributions to defined contribution pension plans		R$ 36,860	R$ 35,595